Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Loss before income taxes	$ (2,354,113)	$ (3,129,368)	$ (3,763,075)
Statutory rate	27.00%	27.00%	27.00%
Expected income tax	$ (635,611)	$ (844,929)	$ (1,016,030)
Effect of different tax rates in foreign jurisdictions	5,281	27,574	(23,478)
Non-deductible share-based payments	505,116	481,815	251,942
Other permanent items	(620,413)	1,937	10,121
Change in deferred tax assets not recognized	733,447	300,505	50,106
Share issuance costs	(331,660)	(80,711)	(2,638)
True-ups and other	657,981	113,809	729,977
Deferred income tax (recovery) expense	$ 314,141